AMERITAS LIFE INSURANCE CORP. ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                              ("Separate Account")

                                 Supplement to:
                              Excel Performance VUL
                        Prospectus Dated December 2, 2008

                        Supplement Dated December 8, 2008

This supplement amends certain disclosure contained in the above-referenced prospectus and for the policy. Please keep this supplement together with your prospectus for future reference.

Ameritas Life Insurance Corp. ("Ameritas") has been advised that effective December 12, 2008 the Summit Mutual Funds, Inc., Summit Pinnacle Series (the "Fund") will change the name of the following portfolio, which is available through a subaccount of the Separate Account:

 ------------------------------------------------------ ------------------------------------------------------------
                 Former Portfolio Name                             New Name Effective December 12, 2008
 ------------------------------------------------------ ------------------------------------------------------------
 Summit Lehman Aggregate Bond Index Portfolio           Summit Barclays Capital Aggregate Bond Index Portfolio
 ------------------------------------------------------ ------------------------------------------------------------

Therefore, all references to this portfolio in the product prospectus are changed to the new name effective December 12, 2008.

Ameritas has also been advised that the Board of Directors of the Summit Mutual Funds, Inc. recommends, subject to shareholder approval, that on or about December 12, 2008, the Fund will change its investment adviser to Calvert Asset Management Company, Inc. ("CAMCO") and that CAMCO will enter into sub-advisory agreements for certain portfolios of the Fund.

Therefore, if the recommendations of the Fund's Board of Directors are approved, the following changes will be made to your prospectus.

In the INVESTMENT OPTIONS section of your prospectus, the list of Summit Mutual Funds, Inc., Summit Pinnacle Series is revised to reflect changes to the investment adviser, subadvisers, portfolio type/summary of investment strategy, and underwriter, as follows:

--------------------------------------------------------------------------------------------------------------------
                            FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                     Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
        Summit Mutual Funds, Inc., Summit Pinnacle Series*              Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio - World Asset            Index:  MSCI EAFE Index.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio - Summit Investment      Inflation-adjusted income.
Partners, Inc. ("Summit")
--------------------------------------------------------------------------------------------------------------------
Summit Barclays Capital Aggregate Bond Index Portfolio - Summit    Index:  Barclays Capital Aggregate Bond Index.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio - Summit Target allocation - Aggressive.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio -      Target allocation - Conservative.
Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio - Summit     Target allocation - Moderate.
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio - Summit                         Index:  Nasdaq-100 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio - Summit                        Specialty.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio - Summit             Index:  Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio - Summit                            Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Summit                     Index:  S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio                                            Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------

* The Fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, will replace Ameritas Investment Corp. as the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

Please see the Fund prospectuses for information about the portfolios' investment objectives, restrictions and other important information.

All other provisions of your policy remain as stated in your policy and prospectus.

  Please retain this supplement with the current prospectus for your variable policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.